Derivatives - Nominal amounts and fair values of trading and hedging derivatives - Trading assets (Details) - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Financial assets
Nominal amount of trading derivative assets	$ 4,511,903	$ 4,413,436
Fair value of trading derivatives	179,390	296,171
OTC transactions
Financial assets
Fair value of trading derivatives	179,390	296,171
Currency risk | Futures
Financial assets
Nominal amount of trading derivative assets	12,453	1,030
Fair value of trading derivatives		5
Currency risk | Forward rate agreements
Financial assets
Nominal amount of trading derivative assets	261,701	171,450
Fair value of trading derivatives	5,042	9,293
Currency risk | Forwards: Spot
Financial assets
Nominal amount of trading derivative assets	30,428	40,944
Fair value of trading derivatives	88	92
Currency risk | Options
Financial assets
Nominal amount of trading derivative assets	88,639	72,892
Fair value of trading derivatives	1,874	3,879
Currency risk | Currency swaps
Financial assets
Nominal amount of trading derivative assets	486,767	472,918
Fair value of trading derivatives	76,649	86,337
Interest rate risk | Options
Financial assets
Nominal amount of trading derivative assets	53,370	54,471
Fair value of trading derivatives	712	232
Interest rate risk | Interest rate swaps
Financial assets
Nominal amount of trading derivative assets	3,577,417	3,596,532
Fair value of trading derivatives	94,895	196,170
Market Index | Futures
Financial assets
Nominal amount of trading derivative assets	72	9
Market Index | Options
Financial assets
Nominal amount of trading derivative assets	281	271
Fair value of trading derivatives	45	43
Equity price risk | Forward rate agreements
Financial assets
Nominal amount of trading derivative assets		2,270
Fair value of trading derivatives		48
Equity price risk | Options
Financial assets
Nominal amount of trading derivative assets	775	649
Fair value of trading derivatives	$ 85	$ 72